UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Balanced Fund

May 31, 2016

AIG-QTLY-0716
1.797921.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.4%
Tesla Motors, Inc. (a)	42,100	$9,398
Diversified Consumer Services - 0.3%
2U, Inc. (a)	95,730	2,665
H&R Block, Inc.	144,800	3,093
		5,758
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	409,200	8,503
Las Vegas Sands Corp.	69,100	3,195
Starbucks Corp.	225,800	12,394
		24,092
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	41,580	30,054
Leisure Products - 0.1%
Mattel, Inc.	67,104	2,139
Media - 1.8%
Charter Communications, Inc. (a)	59,948	13,125
Comcast Corp. Class A	19,300	1,222
Interpublic Group of Companies, Inc.	41,200	985
ITV PLC	444,350	1,379
Manchester United PLC	67,200	1,147
MDC Partners, Inc. Class A	222,631	3,994
The Walt Disney Co.	184,800	18,336
		40,188
Multiline Retail - 0.2%
B&M European Value Retail S.A.	1,047,401	4,718
Specialty Retail - 2.4%
AutoZone, Inc. (a)	12,100	9,223
Home Depot, Inc.	147,509	19,489
L Brands, Inc.	136,904	9,385
Ross Stores, Inc.	179,151	9,567
TJX Companies, Inc.	86,765	6,605
		54,269
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	244,764	13,516
VF Corp.	150,900	9,404
		22,920

TOTAL CONSUMER DISCRETIONARY		193,536

CONSUMER STAPLES - 6.7%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	41,200	6,310
Monster Beverage Corp.	34,800	5,220
The Coca-Cola Co.	486,999	21,720
		33,250
Food & Staples Retailing - 1.6%
CVS Health Corp.	170,327	16,428
Kroger Co.	278,736	9,968
Sprouts Farmers Market LLC (a)	48,800	1,208
Wal-Mart Stores, Inc.	21,700	1,536
Walgreens Boots Alliance, Inc.	54,500	4,218
Whole Foods Market, Inc.	76,300	2,468
		35,826
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	64,689	5,323
The Hershey Co.	29,870	2,773
TreeHouse Foods, Inc. (a)	14,900	1,411
		9,507
Household Products - 1.0%
Colgate-Palmolive Co.	207,457	14,607
Procter & Gamble Co.	87,428	7,085
		21,692
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	60,813	5,581
Nu Skin Enterprises, Inc. Class A	38,599	1,523
		7,104
Tobacco - 1.9%
Altria Group, Inc.	313,703	19,964
British American Tobacco PLC sponsored ADR	124,099	15,097
Philip Morris International, Inc.	77,800	7,677
		42,738

TOTAL CONSUMER STAPLES		150,117

ENERGY - 4.6%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	165,300	7,667
Dril-Quip, Inc. (a)	23,539	1,437
Independence Contract Drilling, Inc. (a)	109,437	438
Oceaneering International, Inc.	30,829	1,019
Schlumberger Ltd.	150,900	11,514
		22,075
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	136,811	7,095
Apache Corp.	102,900	5,880
Black Stone Minerals LP	91,100	1,400
Cabot Oil & Gas Corp.	148,015	3,548
Chevron Corp.	71,576	7,229
Cimarex Energy Co.	31,300	3,640
ConocoPhillips Co.	166,800	7,304
Devon Energy Corp.	135,200	4,879
Exxon Mobil Corp.	93,391	8,314
Kinder Morgan, Inc.	21,000	380
Newfield Exploration Co. (a)	78,100	3,184
Noble Energy, Inc.	145,745	5,210
Parsley Energy, Inc. Class A (a)	70,600	1,841
Phillips 66 Co.	77,074	6,194
Pioneer Natural Resources Co.	26,800	4,297
PrairieSky Royalty Ltd.	107,300	2,077
SM Energy Co.	89,800	2,830
Southwestern Energy Co. (a)	2,289	31
Suncor Energy, Inc.	265,255	7,326
		82,659

TOTAL ENERGY		104,734

FINANCIALS - 10.5%
Banks - 3.7%
Bank of America Corp.	1,084,791	16,044
Citigroup, Inc.	309,430	14,410
Comerica, Inc.	105,200	4,955
FirstMerit Corp.	29,100	660
Huntington Bancshares, Inc.	641,393	6,703
JPMorgan Chase & Co.	167,332	10,922
M&T Bank Corp.	101,300	12,105
Regions Financial Corp.	282,700	2,779
Synovus Financial Corp.	53,543	1,722
U.S. Bancorp	275,433	11,794
Zions Bancorporation	63,000	1,765
		83,859
Capital Markets - 1.0%
Bank of New York Mellon Corp.	79,100	3,327
BlackRock, Inc. Class A	13,190	4,799
E*TRADE Financial Corp. (a)	68,921	1,922
Goldman Sachs Group, Inc.	50,600	8,070
Northern Trust Corp.	37,805	2,801
Oaktree Capital Group LLC Class A	16,791	769
		21,688
Consumer Finance - 1.7%
Capital One Financial Corp.	344,834	25,256
Discover Financial Services	45,300	2,573
Navient Corp.	205,807	2,822
OneMain Holdings, Inc. (a)	79,900	2,498
SLM Corp. (a)	703,186	4,831
Synchrony Financial (a)	27,400	855
		38,835
Diversified Financial Services - 0.8%
Bats Global Markets, Inc.	6,100	170
Berkshire Hathaway, Inc.:
Class A (a)	10	2,117
Class B (a)	49,800	6,999
Broadcom Ltd.	23,600	3,643
CME Group, Inc.	51,700	5,061
KBC Ancora	24,048	934
On Deck Capital, Inc. (a)(b)	48,400	250
		19,174
Insurance - 1.2%
Chubb Ltd.	72,391	9,165
Direct Line Insurance Group PLC	293,227	1,594
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	719
Marsh & McLennan Companies, Inc.	179,053	11,830
MetLife, Inc.	39,767	1,811
Unum Group	37,000	1,366
WMI Holdings Corp. (a)	4,527	11
		26,496
Real Estate Investment Trusts - 1.9%
Altisource Residential Corp. Class B	254,310	2,548
American Tower Corp.	88,350	9,346
Boston Properties, Inc.	23,400	2,940
Community Healthcare Trust, Inc.	52,162	973
Coresite Realty Corp.	7,400	561
Crown Castle International Corp.	8,050	731
Duke Realty LP	177,400	4,199
Equinix, Inc.	11,500	4,163
Extra Space Storage, Inc.	37,900	3,524
FelCor Lodging Trust, Inc.	87,100	576
Outfront Media, Inc.	108,812	2,420
Store Capital Corp.	289,900	7,401
Sun Communities, Inc.	15,142	1,057
VEREIT, Inc.	301,100	2,888
		43,327
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	143,848	4,294
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0

TOTAL FINANCIALS		237,673

HEALTH CARE - 9.6%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	34,564	5,216
Amgen, Inc.	95,205	15,038
Biogen, Inc. (a)	33,475	9,699
BioMarin Pharmaceutical, Inc. (a)	19,309	1,731
Celgene Corp. (a)	94,800	10,003
Gilead Sciences, Inc.	139,685	12,161
Regeneron Pharmaceuticals, Inc. (a)	12,400	4,947
Vertex Pharmaceuticals, Inc. (a)	55,700	5,188
		63,983
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	209,800	8,314
Boston Scientific Corp. (a)	620,349	14,088
Edwards Lifesciences Corp. (a)	52,728	5,194
Medtronic PLC	239,501	19,275
The Cooper Companies, Inc.	20,428	3,326
Wright Medical Group NV (a)	93,946	1,817
		52,014
Health Care Providers & Services - 1.8%
Cigna Corp.	63,082	8,081
Henry Schein, Inc. (a)	35,444	6,158
McKesson Corp.	40,082	7,341
UnitedHealth Group, Inc.	121,500	16,241
Universal Health Services, Inc. Class B	20,500	2,765
		40,586
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	51,042	2,345
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	106,300	4,878
Thermo Fisher Scientific, Inc.	55,790	8,467
		13,345
Pharmaceuticals - 2.0%
Allergan PLC (a)	51,619	12,169
Bristol-Myers Squibb Co.	242,994	17,423
GlaxoSmithKline PLC sponsored ADR	72,700	3,080
Horizon Pharma PLC (a)	76,800	1,323
Pfizer, Inc.	56,900	1,974
Shire PLC sponsored ADR (b)	27,000	5,026
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,600	3,506
		44,501

TOTAL HEALTH CARE		216,774

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.6%
United Technologies Corp.	128,000	12,874
Electrical Equipment - 1.7%
AMETEK, Inc.	701,025	33,523
SolarCity Corp. (a)	87,000	1,948
Sunrun, Inc. (a)(b)	347,713	2,205
		37,676
Industrial Conglomerates - 2.8%
Danaher Corp.	348,492	34,278
Roper Technologies, Inc.	174,398	29,836
		64,114
Machinery - 0.0%
SPX Flow, Inc. (a)	9,000	270
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	151,900	12,059
WageWorks, Inc. (a)	7,000	392
		12,451

TOTAL INDUSTRIALS		127,385

INFORMATION TECHNOLOGY - 12.8%
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	20,318	1,920
Internet Software & Services - 4.3%
58.com, Inc. ADR (a)	43,199	2,335
Alphabet, Inc.:
Class A	2,800	2,097
Class C	63,199	46,490
Box, Inc. Class A (a)(b)	58,800	739
Cornerstone OnDemand, Inc. (a)	70,228	2,810
Facebook, Inc. Class A (a)	227,513	27,031
Just Dial Ltd.	111,379	1,126
New Relic, Inc. (a)	162,918	4,914
Tencent Holdings Ltd.	41,600	927
Yahoo!, Inc. (a)	212,200	8,051
		96,520
IT Services - 0.8%
Alliance Data Systems Corp. (a)	6,000	1,333
Blackhawk Network Holdings, Inc. (a)	97,975	3,372
Cognizant Technology Solutions Corp. Class A (a)	4,267	262
Global Payments, Inc.	35,400	2,750
PayPal Holdings, Inc. (a)	81,300	3,072
Travelport Worldwide Ltd.	453,178	6,000
		16,789
Semiconductors & Semiconductor Equipment - 2.2%
Intersil Corp. Class A	125,061	1,691
Lam Research Corp.	25,600	2,120
Marvell Technology Group Ltd.	554,175	5,669
Maxim Integrated Products, Inc.	6,272	238
Micron Technology, Inc. (a)	65,187	829
NVIDIA Corp.	72,100	3,369
NXP Semiconductors NV (a)	99,300	9,383
Qorvo, Inc. (a)	355,851	18,138
Qualcomm, Inc.	90,879	4,991
Semtech Corp. (a)	117,400	2,764
SolarEdge Technologies, Inc. (a)	56,900	1,243
		50,435
Software - 3.1%
Activision Blizzard, Inc.	98,200	3,855
Adobe Systems, Inc. (a)	47,654	4,740
Autodesk, Inc. (a)	429,461	25,025
Electronic Arts, Inc. (a)	77,500	5,948
HubSpot, Inc. (a)	38,278	1,828
Microsoft Corp.	198,200	10,505
Mobileye NV (a)	22,300	847
Salesforce.com, Inc. (a)	168,099	14,072
Varonis Systems, Inc. (a)	47,817	1,163
Zendesk, Inc. (a)	106,170	2,600
		70,583
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	382,352	38,182
EMC Corp.	224,100	6,264
HP, Inc.	548,500	7,339
Western Digital Corp.	3,652	170
		51,955

TOTAL INFORMATION TECHNOLOGY		288,202

MATERIALS - 2.4%
Chemicals - 2.0%
CF Industries Holdings, Inc.	60,300	1,668
E.I. du Pont de Nemours & Co.	162,500	10,629
Eastman Chemical Co.	59,774	4,385
Ecolab, Inc.	136,100	15,956
Ingevity Corp. (a)	18,145	529
LyondellBasell Industries NV Class A	3	0
Monsanto Co.	22,800	2,564
PPG Industries, Inc.	45,400	4,889
W.R. Grace & Co.	44,181	3,430
		44,050
Construction Materials - 0.1%
Eagle Materials, Inc.	36,700	2,874
Containers & Packaging - 0.3%
Ball Corp.	4,300	311
Graphic Packaging Holding Co.	224,990	3,015
WestRock Co.	108,874	4,312
		7,638

TOTAL MATERIALS		54,562

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	473,029	18,519
Cogent Communications Group, Inc.	30,700	1,222
Frontier Communications Corp.	40,400	209
Level 3 Communications, Inc. (a)	64,952	3,504
Verizon Communications, Inc.	155,998	7,940
Zayo Group Holdings, Inc. (a)	45,200	1,256
		32,650
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	17,500	748
Telephone & Data Systems, Inc.	18,337	528
		1,276

TOTAL TELECOMMUNICATION SERVICES		33,926

UTILITIES - 2.2%
Electric Utilities - 1.5%
Edison International	61,767	4,424
Exelon Corp.	201,100	6,892
FirstEnergy Corp.	40,600	1,332
NextEra Energy, Inc.	83,100	9,982
PG&E Corp.	91,175	5,478
PPL Corp.	125,200	4,825
		32,933
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	48,381	792
NRG Yield, Inc. Class C	42,900	663
Vivint Solar, Inc. (a)(b)	251,774	904
		2,359
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	34,200	771
Dominion Resources, Inc.	83,549	6,036
Sempra Energy	67,609	7,242
		14,049

TOTAL UTILITIES		49,341

TOTAL COMMON STOCKS
(Cost $1,239,282)		1,456,250

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	9,400	303
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(c)	16,802	136
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $692)		439
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 13.2%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.3%
Daimler Finance North America LLC 1.45% 8/1/16 (d)	231	231
General Motors Co.:
3.5% 10/2/18	350	359
5.2% 4/1/45	273	265
6.25% 10/2/43	58	64
6.6% 4/1/36	338	385
6.75% 4/1/46	568	664
General Motors Financial Co., Inc.:
2.625% 7/10/17	110	111
3.15% 1/15/20	1,508	1,523
3.25% 5/15/18	180	183
3.45% 4/10/22	1,250	1,239
3.5% 7/10/19	400	411
4% 1/15/25	494	491
4.2% 3/1/21	795	831
4.25% 5/15/23	200	204
4.75% 8/15/17	195	201
		7,162
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	36
4.25% 6/15/23	249	270
		306
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
2.75% 12/9/20	128	131
3.7% 1/30/26	338	359
4.7% 12/9/35	175	188
4.875% 12/9/45	274	304
		982
Media - 0.6%
21st Century Fox America, Inc.:
6.15% 2/15/41	446	543
7.75% 12/1/45	621	873
AOL Time Warner, Inc.:
2.95% 7/15/26	2,000	1,963
7.625% 4/15/31	500	665
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (d)	707	745
4.908% 7/23/25 (d)	475	509
6.484% 10/23/45 (d)	324	374
Discovery Communications LLC:
3.25% 4/1/23	51	49
6.35% 6/1/40	236	240
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	331
Time Warner Cable, Inc.:
4% 9/1/21	630	656
4.5% 9/15/42	264	235
5.5% 9/1/41	206	207
5.85% 5/1/17	104	108
5.875% 11/15/40	500	522
6.55% 5/1/37	2,604	2,932
6.75% 7/1/18	439	479
7.3% 7/1/38	725	872
8.25% 4/1/19	700	810
Time Warner, Inc. 6.5% 11/15/36	232	281
Viacom, Inc.:
2.5% 9/1/18	46	47
3.5% 4/1/17	583	592
		14,155

TOTAL CONSUMER DISCRETIONARY		22,605

CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,433
3.3% 2/1/23	1,517	1,559
4.7% 2/1/36	1,436	1,552
4.9% 2/1/46	1,642	1,830
		6,374
Food & Staples Retailing - 0.0%
CVS Health Corp.:
3.5% 7/20/22	310	327
3.875% 7/20/25	532	572
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	250
3.3% 11/18/21	291	301
		1,450
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	131	132
Tobacco - 0.3%
Altria Group, Inc.:
4% 1/31/24	212	232
4.25% 8/9/42	262	272
5.375% 1/31/44	364	442
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (d)	589	615
4.25% 7/21/25 (d)	589	629
Reynolds American, Inc.:
2.3% 6/12/18	258	262
3.25% 6/12/20	115	120
4% 6/12/22	395	424
4.45% 6/12/25	287	315
5.7% 8/15/35	149	175
5.85% 8/15/45	1,140	1,392
6.15% 9/15/43	500	616
7.25% 6/15/37	409	542
		6,036

TOTAL CONSUMER STAPLES		13,992

ENERGY - 2.2%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (d)	364	336
5.35% 3/15/20 (d)	1,027	989
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	494	510
6.5% 4/1/20	92	100
Halliburton Co.:
3.8% 11/15/25	348	352
4.85% 11/15/35	304	312
5% 11/15/45	416	425
Noble Holding International Ltd.:
4% 3/16/18 (e)	41	40
5.95% 4/1/25	260	190
6.95% 4/1/45	251	166
Transocean, Inc. 5.55% 12/15/16 (e)	238	240
		3,660
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Finance Co. 7.5% 5/1/31	385	436
Anadarko Petroleum Corp.:
4.85% 3/15/21	854	885
5.55% 3/15/26	489	521
6.375% 9/15/17	86	90
6.6% 3/15/46	660	734
BP Capital Markets PLC:
2.315% 2/13/20	1,873	1,897
3.535% 11/4/24	1,443	1,475
3.814% 2/10/24	359	377
4.5% 10/1/20	173	189
4.742% 3/11/21	300	333
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	175
3.8% 4/15/24	619	570
Cenovus Energy, Inc. 5.7% 10/15/19	561	574
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	110	110
3.3% 6/1/20	536	538
4.5% 6/1/25	164	169
DCP Midstream Operating LP:
2.5% 12/1/17	168	164
2.7% 4/1/19	494	463
3.875% 3/15/23	164	146
5.6% 4/1/44	146	120
Duke Energy Field Services 6.45% 11/3/36 (d)	375	314
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)	350	359
Enable Midstream Partners LP:
2.4% 5/15/19	114	104
3.9% 5/15/24	121	103
Enbridge Energy Partners LP:
4.2% 9/15/21	438	441
4.375% 10/15/20	411	415
EnLink Midstream Partners LP 2.7% 4/1/19	572	532
Enterprise Products Operating LP:
2.55% 10/15/19	85	86
3.7% 2/15/26	600	607
3.75% 2/15/25	285	290
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	7	7
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	60	59
3.45% 2/15/23	721	677
3.5% 3/1/21	299	293
3.95% 9/1/22	498	488
4.25% 9/1/24	116	113
6.55% 9/15/40	67	65
Kinder Morgan, Inc.:
3.05% 12/1/19	175	174
5% 2/15/21 (d)	376	388
Marathon Petroleum Corp. 5.125% 3/1/21	215	232
Motiva Enterprises LLC 5.75% 1/15/20 (d)	156	168
MPLX LP 4% 2/15/25	77	69
Nakilat, Inc. 6.067% 12/31/33 (d)	279	314
Petro-Canada 6.05% 5/15/18	150	161
Petrobras Global Finance BV:
3% 1/15/19	40	37
3.25% 3/17/17	1,690	1,688
4.375% 5/20/23	596	457
4.875% 3/17/20	2,484	2,244
5.625% 5/20/43	569	378
7.25% 3/17/44	2,755	2,096
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	4,302	3,807
5.75% 1/20/20	611	573
5.875% 3/1/18	228	230
7.875% 3/15/19	399	404
Petroleos Mexicanos:
3.125% 1/23/19	58	58
3.5% 7/18/18	463	464
3.5% 7/23/20	2,675	2,618
3.5% 1/30/23	285	259
4.5% 1/23/26	1,314	1,233
4.875% 1/24/22	237	237
4.875% 1/18/24	410	402
5.5% 1/21/21	369	383
5.5% 6/27/44	648	541
5.625% 1/23/46	749	636
6% 3/5/20	175	186
6.375% 1/23/45	2,366	2,215
6.5% 6/2/41	661	625
6.875% 8/4/26 (d)	700	761
8% 5/3/19	241	267
Phillips 66 Co. 4.3% 4/1/22	338	362
Phillips 66 Partners LP 2.646% 2/15/20	42	41
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	162
6.125% 1/15/17	205	211
Shell International Finance BV 4.375% 5/11/45	1,246	1,285
Southwestern Energy Co.:
3.3% 1/23/18	200	193
4.05% 1/23/20	363	325
4.95% 1/23/25	324	271
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners LP:
2.95% 6/15/16	69	69
2.95% 9/25/18	63	64
4.6% 6/15/21	90	96
Suncor Energy, Inc. 6.1% 6/1/18	395	423
The Williams Companies, Inc.:
3.7% 1/15/23	116	98
4.55% 6/24/24	1,308	1,141
Western Gas Partners LP 5.375% 6/1/21	441	444
Williams Partners LP:
3.6% 3/15/22	379	334
4% 11/15/21	236	218
4.3% 3/4/24	868	772
4.5% 11/15/23	257	233
		45,984

TOTAL ENERGY		49,644

FINANCIALS - 7.0%
Banks - 3.4%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (d)	365	364
4% 4/14/19 (d)	600	587
5.5% 7/12/20 (d)	3,200	3,204
5.75% 9/26/23 (d)	332	328
6.5% 6/10/19 (d)	129	133
Bank of America Corp.:
2.6% 1/15/19	648	658
3.875% 8/1/25	418	436
3.95% 4/21/25	795	794
4% 1/22/25	206	206
4.2% 8/26/24	750	766
4.25% 10/22/26	418	424
4.45% 3/3/26	739	763
5.65% 5/1/18	205	219
5.75% 12/1/17	2,655	2,809
5.875% 1/5/21	170	194
6.5% 8/1/16	300	303
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (d)	1,362	1,361
2.3% 3/5/20 (d)	1,360	1,367
Barclays PLC:
2% 3/16/18	2,708	2,704
2.75% 11/8/19	356	356
3.25% 1/12/21	650	655
4.375% 1/12/26	883	900
Capital One NA 2.95% 7/23/21	541	550
Citigroup, Inc.:
1.8% 2/5/18	10,500	10,511
1.85% 11/24/17	2,353	2,359
2.15% 7/30/18	1,228	1,237
3.875% 3/26/25	1,200	1,199
4.05% 7/30/22	151	157
4.3% 11/20/26	1,000	1,012
5.5% 9/13/25	142	156
Citizens Bank NA 2.55% 5/13/21	250	250
Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	216	222
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	550
3.75% 3/26/25	550	538
3.8% 9/15/22	930	937
Discover Bank 4.2% 8/8/23	259	271
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,067
8.25% 3/1/38	94	136
HBOS PLC 6.75% 5/21/18 (d)	180	194
HSBC Holdings PLC 4.25% 3/14/24	200	203
HSBC U.S.A., Inc. 1.625% 1/16/18	314	314
Huntington Bancshares, Inc. 7% 12/15/20	97	112
Huntington National Bank:
1.7% 2/26/18	3,052	3,053
2.4% 4/1/20	4,000	3,995
Intesa Sanpaolo SpA:
5.017% 6/26/24 (d)	400	379
5.71% 1/15/26 (d)	997	980
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,940
3.875% 9/10/24	3,066	3,129
4.125% 12/15/26	4,096	4,241
Mizuho Bank Ltd. 1.8% 3/26/18 (d)	2,458	2,460
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	508
PNC Bank NA 2.3% 6/1/20	300	303
Rabobank Nederland 4.375% 8/4/25	955	994
Regions Bank 6.45% 6/26/37	652	774
Regions Financial Corp.:
2% 5/15/18	382	382
3.2% 2/8/21	415	419
Royal Bank of Canada 4.65% 1/27/26	760	794
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	6,029
6% 12/19/23	874	911
6.1% 6/10/23	1,190	1,245
6.125% 12/15/22	694	737
Wells Fargo & Co. 4.48% 1/16/24	30	32
		77,811
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	565
4.25% 2/15/24	466	482
Credit Suisse AG 6% 2/15/18	1,164	1,230
Deutsche Bank AG 4.5% 4/1/25	1,821	1,689
Deutsche Bank AG London Branch:
1.875% 2/13/18	2,780	2,764
2.85% 5/10/19	1,360	1,361
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,964
2.55% 10/23/19	3,392	3,439
2.625% 1/31/19	1,538	1,564
2.9% 7/19/18	526	537
5.25% 7/27/21	96	107
5.625% 1/15/17	500	513
5.95% 1/18/18	32	34
6% 6/15/20	600	681
6.15% 4/1/18	36	39
6.75% 10/1/37	2,000	2,432
Lazard Group LLC:
4.25% 11/14/20	324	340
6.85% 6/15/17	18	19
Morgan Stanley:
1.875% 1/5/18	454	456
2.125% 4/25/18	2,454	2,473
2.65% 1/27/20	1,715	1,741
4.35% 9/8/26	2,000	2,061
4.875% 11/1/22	687	745
5% 11/24/25	93	101
5.75% 1/25/21	268	304
6.625% 4/1/18	600	652
Peachtree Corners Funding Trust 3.976% 2/15/25 (d)	500	504
UBS AG Stamford Branch:
1.375% 6/1/17	438	438
1.8% 3/26/18	822	825
2.35% 3/26/20	300	304
UBS Group Funding Ltd. 4.125% 9/24/25 (d)	682	699
		32,063
Consumer Finance - 0.3%
Discover Financial Services:
3.85% 11/21/22	462	468
3.95% 11/6/24	1,283	1,303
5.2% 4/27/22	42	45
6.45% 6/12/17	1,019	1,064
Ford Motor Credit Co. LLC 2.875% 10/1/18	400	408
Hyundai Capital America:
1.45% 2/6/17 (d)	476	476
1.875% 8/9/16 (d)	92	92
2% 3/19/18 (d)	752	753
2.125% 10/2/17 (d)	521	524
2.875% 8/9/18 (d)	163	166
Synchrony Financial:
1.875% 8/15/17	95	95
3% 8/15/19	140	142
3.75% 8/15/21	211	218
4.25% 8/15/24	213	220
		5,974
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP:
3.85% 2/1/25	450	437
3.875% 8/15/22	420	421
IntercontinentalExchange, Inc.:
2.75% 12/1/20	230	236
3.75% 12/1/25	411	426
		1,520
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	400	411
AIA Group Ltd. 2.25% 3/11/19 (d)	200	201
American International Group, Inc.:
3.3% 3/1/21	346	355
3.75% 7/10/25	1,024	1,028
4.875% 6/1/22	630	688
5.6% 10/18/16	318	323
Aon Corp. 5% 9/30/20	133	147
Five Corners Funding Trust 4.419% 11/15/23 (d)	360	382
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (d)(e)	12	11
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	421	460
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	257
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (d)	629	574
MetLife, Inc.:
1.903% 12/15/17 (e)	84	85
4.368% 9/15/23	305	334
4.75% 2/8/21	137	152
Metropolitan Life Global Funding I 3% 1/10/23 (d)	223	225
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	203	290
Pacific LifeCorp:
5.125% 1/30/43 (d)	441	459
6% 2/10/20 (d)	409	454
Prudential Financial, Inc.:
2.3% 8/15/18	51	52
4.5% 11/16/21	200	220
6.2% 11/15/40	134	160
7.375% 6/15/19	2,734	3,150
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)	505	548
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (d)	120	122
4.125% 11/1/24 (d)	174	179
Unum Group:
3.875% 11/5/25	658	653
4% 3/15/24	600	613
5.625% 9/15/20	270	298
5.75% 8/15/42	758	804
7.125% 9/30/16	19	19
		13,660
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	114
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	102
American Tower Corp. 2.8% 6/1/20	500	505
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	169
4.2% 12/15/23	360	393
Boston Properties, Inc. 3.85% 2/1/23	432	456
Camden Property Trust:
2.95% 12/15/22	135	135
4.25% 1/15/24	304	325
Corporate Office Properties LP 5% 7/1/25	282	290
DDR Corp.:
3.625% 2/1/25	242	237
4.25% 2/1/26	243	249
4.625% 7/15/22	247	263
4.75% 4/15/18	313	327
7.5% 4/1/17	203	213
Duke Realty LP:
3.625% 4/15/23	180	184
3.75% 12/1/24	160	163
3.875% 10/15/22	310	321
4.375% 6/15/22	207	220
5.95% 2/15/17	144	148
6.5% 1/15/18	285	305
6.75% 3/15/20	12	14
8.25% 8/15/19	127	150
Equity One, Inc. 3.75% 11/15/22	400	399
ERP Operating LP:
2.375% 7/1/19	246	250
4.625% 12/15/21	540	603
4.75% 7/15/20	265	293
Federal Realty Investment Trust 5.9% 4/1/20	95	108
Government Properties Income Trust 3.75% 8/15/19	1,800	1,831
Health Care REIT, Inc.:
2.25% 3/15/18	147	148
4% 6/1/25	432	442
4.7% 9/15/17	48	50
Lexington Corporate Properties Trust 4.4% 6/15/24	131	132
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	130	126
4.5% 4/1/27	3,808	3,640
4.95% 4/1/24	123	125
5.25% 1/15/26	731	750
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	94
5% 12/15/23	67	69
Simon Property Group LP 4.125% 12/1/21	229	250
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	613	587
		15,332
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	360
4.1% 10/1/24	401	402
4.55% 10/1/29	401	403
4.95% 4/15/18	281	294
5.7% 5/1/17	1,000	1,035
Digital Realty Trust LP:
3.4% 10/1/20	639	655
3.95% 7/1/22	396	407
4.75% 10/1/25	459	480
5.25% 3/15/21	201	222
Essex Portfolio LP 5.5% 3/15/17	113	116
Liberty Property LP:
3.375% 6/15/23	185	184
4.125% 6/15/22	177	185
4.4% 2/15/24	418	442
4.75% 10/1/20	394	426
5.5% 12/15/16	12	12
6.625% 10/1/17	281	298
Mack-Cali Realty LP:
2.5% 12/15/17	252	252
3.15% 5/15/23	426	381
4.5% 4/18/22	108	108
7.75% 8/15/19	23	26
Mid-America Apartments LP:
4% 11/15/25	159	165
4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	70
Tanger Properties LP:
3.75% 12/1/24	300	303
3.875% 12/1/23	160	164
6.125% 6/1/20	478	540
Ventas Realty LP:
1.55% 9/26/16	250	250
3.125% 6/15/23	189	189
3.5% 2/1/25	189	189
4.125% 1/15/26	192	201
4.375% 2/1/45	85	79
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	227
4% 4/30/19	114	119
4.25% 3/1/22	1,250	1,332
		10,593

TOTAL FINANCIALS		156,953

HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	358	359
2.9% 11/6/22	368	370
3.2% 11/6/22	536	545
3.6% 5/14/25	797	817
		2,091
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	147	150
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,048
2% 4/1/18	1,079	1,083
		2,281
Health Care Providers & Services - 0.3%
Aetna, Inc. 2.75% 11/15/22	52	52
Cardinal Health, Inc. 3.75% 9/15/25	1,000	1,070
Express Scripts Holding Co. 4.75% 11/15/21	458	505
HCA Holdings, Inc.:
3.75% 3/15/19	375	386
4.25% 10/15/19	1,330	1,380
6.5% 2/15/20	2,750	3,025
Medco Health Solutions, Inc. 4.125% 9/15/20	259	277
UnitedHealth Group, Inc.:
3.35% 7/15/22	215	227
3.75% 7/15/25	591	636
		7,558
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	66
4.15% 2/1/24	99	106
		274
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.35% 3/12/18	1,358	1,369
3% 3/12/20	466	472
3.45% 3/15/22	810	822
Mylan N.V.:
2.6% 6/9/19 (d)	359	359
3.25% 6/9/21 (d)	734	733
Mylan, Inc. 1.35% 11/29/16	120	120
Perrigo Co. PLC 2.3% 11/8/18	200	199
Perrigo Finance PLC 3.5% 12/15/21	200	202
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	138
		4,591

TOTAL HEALTH CARE		16,795

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (d)	309	346
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	3	3
6.9% 7/2/19	1	1
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	7	7
8.36% 1/20/19	4	5
		16
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	203
2.625% 9/4/18	589	587
3.375% 6/1/21	369	372
3.75% 2/1/22	505	512
3.875% 4/1/21	387	399
4.25% 9/15/24	336	338
4.75% 3/1/20	338	361
		2,772

TOTAL INDUSTRIALS		3,134

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	133
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
6.02% 6/15/26 (d)(f)	270	272
8.35% 7/15/46 (d)(f)	273	278
Tyco Electronics Group SA 2.375% 12/17/18	74	74
		757
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	1,245	1,312
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (d)	621	638
4.9% 10/15/25 (d)	621	635
6.35% 10/15/45 (d)	621	593
		3,178

TOTAL INFORMATION TECHNOLOGY		3,935

MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	373
4.25% 11/15/20	116	126
		499
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (d)(e)	258	270
6.75% 10/19/75 (d)(e)	641	667
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (d)	360	375
4.875% 11/4/44 (d)	728	690
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	282
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	358
Vale Overseas Ltd.:
4.375% 1/11/22	200	180
6.25% 1/23/17	503	511
		3,333

TOTAL MATERIALS		3,832

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.45% 6/30/20	380	382
3.6% 2/17/23	971	996
4.75% 5/15/46	548	543
4.8% 6/15/44	1,308	1,309
5.875% 10/1/19	440	495
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	72
6.15% 9/15/19	226	237
Embarq Corp. 7.995% 6/1/36	3,770	3,766
Verizon Communications, Inc.:
2.625% 2/21/20	615	630
4.5% 9/15/20	1,100	1,207
5.012% 8/21/54	1,641	1,696
6.25% 4/1/37	187	224
		11,586
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	276	277

TOTAL TELECOMMUNICATION SERVICES		11,863

UTILITIES - 0.7%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 1.65% 12/15/17	147	147
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,208
Dayton Power & Light Co. 1.875% 9/15/16	119	119
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	273	308
6.4% 9/15/20 (d)	850	967
Edison International 3.75% 9/15/17	226	233
Entergy Corp. 4% 7/15/22	600	635
Eversource Energy:
1.45% 5/1/18	96	96
2.8% 5/1/23	435	440
Exelon Corp.:
1.55% 6/9/17	114	114
3.95% 6/15/25	539	565
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,101
4.25% 3/15/23	1,949	2,012
7.375% 11/15/31	608	741
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	696
IPALCO Enterprises, Inc. 3.45% 7/15/20	944	953
LG&E and KU Energy LLC 3.75% 11/15/20	49	52
Nevada Power Co. 6.5% 5/15/18	165	181
NV Energy, Inc. 6.25% 11/15/20	115	135
PG&E Corp. 2.4% 3/1/19	55	56
Progress Energy, Inc. 4.4% 1/15/21	823	894
TECO Finance, Inc. 5.15% 3/15/20	141	154
		11,807
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	123
Texas Eastern Transmission LP 6% 9/15/17 (d)	326	342
		465
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.9286% 9/30/66 (e)	823	609
7.5% 6/30/66 (e)	26	22
NiSource Finance Corp.:
5.45% 9/15/20	468	526
6.4% 3/15/18	24	26
6.8% 1/15/19	677	760
Puget Energy, Inc.:
6% 9/1/21	457	519
6.5% 12/15/20	147	169
Sempra Energy:
2.3% 4/1/17	376	379
2.875% 10/1/22	1,154	1,161
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	21	17
		4,188

TOTAL UTILITIES		16,460

TOTAL NONCONVERTIBLE BONDS
(Cost $296,790)		299,213

U.S. Government and Government Agency Obligations - 5.7%
U.S. Treasury Inflation-Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$5,918	$5,634
1.375% 2/15/44	6,693	7,373
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,730	5,696
0.25% 1/15/25	3,943	3,933
0.375% 7/15/25	5,513	5,574
0.625% 1/15/26	7,516	7,766

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		35,976

U.S. Treasury Obligations - 4.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.33% 6/2/16 to 8/18/16 (g)	1,060	1,060
U.S. Treasury Bonds:
3% 5/15/45	12,525	13,455
3% 11/15/45	10,645	11,434
U.S. Treasury Notes:
1.125% 1/15/19	9,870	9,904
1.25% 3/31/21	31,443	31,254
1.5% 2/28/23	20,141	19,956
1.75% 12/31/20	5,952	6,056

TOTAL U.S. TREASURY OBLIGATIONS		93,119

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $127,673)		129,095

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.5%
2.302% 6/1/36 (e)	7	8
2.5% 1/1/28 to 12/1/29	231	238
2.5% 6/1/31 (f)	400	410
2.557% 6/1/42 (e)	29	30
2.628% 7/1/37 (e)	14	15
2.951% 11/1/40 (e)	14	15
2.98% 9/1/41 (e)	16	17
2.991% 10/1/41 (e)	9	9
3% 1/1/43 to 11/1/45	1,535	1,576
3.248% 7/1/41 (e)	25	26
3.358% 10/1/41 (e)	12	12
3.5% 2/1/26 to 5/1/46	3,627	3,826
3.557% 7/1/41 (e)	32	34
4% 11/1/31 to 2/1/46	3,078	3,303
4.5% 12/1/23 to 2/1/45	1,286	1,405
5% 6/1/39 to 11/1/44	489	546
6% 11/1/35 to 8/1/37	250	288

TOTAL FANNIE MAE		11,758

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	575	591
3.205% 9/1/41 (e)	17	18
3.216% 4/1/41 (e)	24	25
3.29% 6/1/41 (e)	20	21
3.391% 10/1/35 (e)	14	15
3.433% 5/1/41 (e)	17	18
3.5% 6/1/32 to 5/1/46	2,390	2,517
3.632% 6/1/41 (e)	28	29
3.703% 5/1/41 (e)	22	24
4% 2/1/41 to 1/1/46	789	848
4.5% 3/1/44	148	161
5% 11/1/40 to 6/1/41	516	580
5.5% 6/1/41	1,577	1,781

TOTAL FREDDIE MAC		6,628

Ginnie Mae - 0.2%
3% 6/20/42 to 1/20/43	171	177
3% 6/1/46 (f)	90	93
3.5% 11/20/41 to 8/20/43	1,538	1,629
3.5% 6/1/46 (f)	400	422
4% 9/20/40 to 11/20/45	628	674
4.5% 5/20/41	138	150
5.5% 6/15/35	84	96

TOTAL GINNIE MAE		3,241

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,388)		21,627

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1439% 4/25/35 (e)	$30	$27
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4889% 12/25/33 (e)	2	2
Series 2004-R2 Class M3, 1.2639% 4/25/34 (e)	4	3
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (e)	2	2
Series 2004-W11 Class M2, 1.496% 11/25/34 (e)	25	25
Series 2004-W7 Class M1, 1.2639% 5/25/34 (e)	26	23
Series 2006-W4 Class A2C, 0.606% 5/25/36 (e)	51	17
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.2639% 4/25/34 (e)	74	64
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	782	784
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	73	73
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (e)	82	45
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,009
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8939% 4/25/34 (e)	3	2
Series 2004-4 Class M2, 1.241% 6/25/34 (e)	4	4
Series 2004-7 Class AF5, 5.868% 1/25/35	86	88
Fannie Mae Series 2004-T5 Class AB3, 1.235% 5/28/35 (e)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (e)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.271% 3/25/34 (e)	0	0
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	612
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.181% 1/25/35 (e)	43	37
Class M4, 1.466% 1/25/35 (e)	16	9
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (d)(e)	45	40
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (d)(e)	15	14
Class B, 0.7145% 11/15/34 (d)(e)	5	5
Class C, 0.8145% 11/15/34 (d)(e)	9	8
Class D, 1.1845% 11/15/34 (d)(e)	3	3
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.736% 8/25/33 (e)	19	18
Series 2003-5 Class A2, 1.146% 12/25/33 (e)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (e)	56	35
Invitation Homes Trust Series 2015-SFR3 Class E, 4.186% 8/17/32 (d)(e)	163	161
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (e)	3	3
Series 2006-A Class 2C, 1.7801% 3/27/42 (e)	43	20
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (e)	13	0
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (e)	2	1
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (e)	4	4
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (e)	32	31
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (e)	3	2
Series 2005-NC1 Class M1, 1.106% 1/25/35 (e)	10	9
Series 2005-NC2 Class B1, 2.201% 3/25/35 (e)	7	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (e)	65	60
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (e)	24	22
Class M4, 2.6139% 9/25/34 (e)	31	19
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (e)	67	60
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (e)	0	0
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	225
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,441
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (e)	31	29
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (e)	22	21
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (e)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (e)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (d)(e)	60	29
TOTAL ASSET-BACKED SECURITIES
(Cost $4,852)		5,104

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.006% 1/25/35 (e)	40	38
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.748% 10/25/34 (e)	16	15
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6579% 8/25/36 (e)	38	33
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (e)	14	13
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (e)	25	22
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7289% 7/25/35 (e)	36	35
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7865% 6/10/35 (d)(e)	7	6
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (e)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.0668% 4/25/33 (e)	3	3

TOTAL PRIVATE SPONSOR		166

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	1	1
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	873	871
Series 2015-H21 Class JA, 2.5% 6/20/65 (h)	890	902

TOTAL U.S. GOVERNMENT AGENCY		1,774

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,904)		1,940

Commercial Mortgage Securities - 1.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (e)(i)	13	0
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (e)	578	577
Series 2006-6 Class A3, 5.369% 10/10/45	5	5
Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	430	430
Series 2007-2 Class A4, 5.7898% 4/10/49 (e)	2,558	2,577
Series 2007-3 Class A4, 5.7164% 6/10/49 (e)	533	544
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	238	242
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.0328% 5/15/32 (d)(e)	3,264	3,197
Class C, 2.4828% 5/15/32 (d)(e)	435	428
Class D, 3.3328% 5/15/32 (d)(e)	228	218
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (d)(e)	1	1
Series 2005-4A:
Class A2, 0.836% 1/25/36 (d)(e)	32	28
Class B1, 1.846% 1/25/36 (d)(e)	1	1
Class M1, 0.896% 1/25/36 (d)(e)	10	8
Class M2, 0.916% 1/25/36 (d)(e)	3	2
Class M3, 0.946% 1/25/36 (d)(e)	5	3
Class M4, 1.056% 1/25/36 (d)(e)	3	2
Class M5, 1.096% 1/25/36 (d)(e)	3	2
Class M6, 1.146% 1/25/36 (d)(e)	3	2
Series 2006-3A Class M4, 0.876% 10/25/36 (d)(e)	1	0
Series 2007-1 Class A2, 0.716% 3/25/37 (d)(e)	17	15
Series 2007-2A:
Class A1, 0.716% 7/25/37 (d)(e)	18	15
Class A2, 0.766% 7/25/37 (d)(e)	17	13
Class M1, 0.816% 7/25/37 (d)(e)	6	5
Class M2, 0.856% 7/25/37 (d)(e)	3	2
Class M3, 0.936% 7/25/37 (d)(e)	2	2
Series 2007-3:
Class A2, 0.736% 7/25/37 (d)(e)	19	16
Class M1, 0.756% 7/25/37 (d)(e)	3	3
Class M2, 0.786% 7/25/37 (d)(e)	4	3
Class M3, 0.816% 7/25/37 (d)(e)	6	3
Class M4, 0.946% 7/25/37 (d)(e)	9	3
Class M5, 1.046% 7/25/37 (d)(e)	4	1
Series 2007-4A Class M1, 1.396% 9/25/37 (d)(e)	4	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9113% 6/11/40 (e)	33	34
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (d)(e)	5	5
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.433% 12/15/27 (d)(e)	188	183
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (d)(e)	446	441
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	52	52
Series 2007-CD4 Class A4, 5.322% 12/11/49	1,820	1,843
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2845% 4/15/17 (d)(e)	6	6
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (e)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	50	52
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0075% 9/15/34 (d)(e)(i)	0	0
CSMC Series 2015-TOWN:
Class B, 2.3328% 3/15/17 (d)(e)	104	102
Class C, 2.6828% 3/15/17 (d)(e)	101	98
Class D, 3.6328% 3/15/17 (d)(e)	153	150
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (d)(e)	510	520
Class CFX, 3.4949% 12/15/19 (d)(e)	433	432
Class DFX, 3.4949% 12/15/19 (d)(e)	367	359
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,968	2,008
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.1291% 7/10/38 (e)	16	16
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	44	44
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	100	101
Class DFX, 4.4065% 11/5/30 (d)	765	769
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0845% 4/15/27 (d)(e)	130	127
Class D, 2.6845% 4/15/27 (d)(e)	277	269
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	238	239
Class A4, 5.552% 5/12/45	82	82
Series 2006-CB17 Class A4, 5.429% 12/12/43	180	181
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	107	107
Series 2006-LDP9 Class A3, 5.336% 5/15/47	28	28
Series 2007-CB18 Class A4, 5.44% 6/12/47	62	63
Series 2007-CB19 Class A4, 5.8886% 2/12/49 (e)	1,097	1,121
Series 2007-LD11 Class A4, 5.929% 6/15/49 (e)	790	805
Series 2007-LDPX Class A3, 5.42% 1/15/49	498	506
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (e)	4	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0959% 7/15/44 (e)	177	184
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	23	23
Series 2007-C1 Class A4, 5.424% 2/15/40	515	522
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	73	74
Series 2007-C7 Class A3, 5.866% 9/15/45	431	452
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (d)(e)	18	18
Series 2007-C1 Class A4, 6.0258% 6/12/50 (e)	354	362
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (e)	30	30
Series 2007-5 Class A4, 5.378% 8/12/48	54	54
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	550	561
Series 2007-7 Class A4, 5.81% 6/12/50 (e)	236	244
Series 2007-6 Class B, 5.635% 3/12/51 (e)	75	21
Series 2007-8 Class A3, 6.0713% 8/12/49 (e)	64	67
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (d)(e)	16	16
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (d)(e)	7	7
Class E, 0.6828% 10/15/20 (d)(e)	38	38
Class F, 0.7328% 10/15/20 (d)(e)	23	23
Class G, 0.7728% 10/15/20 (d)(e)	28	28
Class H, 0.8628% 10/15/20 (d)(e)	18	18
Class J, 1.0128% 10/15/20 (d)(e)	10	10
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	4	4
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,968	3,029
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	749	914
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	273	274
Series 2006-C29 Class A1A, 5.297% 11/15/48	258	261
Series 2007-C30 Class A5, 5.342% 12/15/43	2,086	2,119
Series 2007-C31 Class A4, 5.509% 4/15/47	1,245	1,265
Series 2007-C32 Class A3, 5.8892% 6/15/49 (e)	235	241
Series 2007-C33:
Class A4, 6.1472% 2/15/51 (e)	1,255	1,280
Class A5, 6.1472% 2/15/51 (e)	50	52
Series 2006-C26 Class A1A, 6.009% 6/15/45 (e)	169	169
Series 2006-C27 Class A1A, 5.749% 7/15/45 (e)	357	357
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $32,339)		31,810

Municipal Securities - 0.9%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$104
7.3% 10/1/39	535	790
7.5% 4/1/34	465	697
7.55% 4/1/39	1,375	2,123
7.625% 3/1/40	2,275	3,492
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	80
Series 2010 C1, 7.781% 1/1/35	1,030	1,109
Series 2012 B, 5.432% 1/1/42	105	86
6.314% 1/1/44	515	468
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	280	286
4.95% 6/1/23	610	644
5.1% 6/1/33	5,070	4,852
Series 2010 5, 6.2% 7/1/21	280	304
Series 2010-1, 6.63% 2/1/35	1,325	1,446
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	1,350	1,484
7.35% 7/1/35	565	639
Series 2011:
5.365% 3/1/17	15	15
5.665% 3/1/18	410	433
5.877% 3/1/19	1,320	1,430
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	116
TOTAL MUNICIPAL SECURITIES
(Cost $20,523)		20,720

Bank Notes - 0.3%
Bank of America NA 5.3% 3/15/17	420	433
Capital One NA 1.65% 2/5/18	2,362	2,357
Discover Bank:
(Delaware) 3.2% 8/9/21	598	603
3.1% 6/4/20	782	796
KeyBank NA 2.25% 3/16/20	1,500	1,501
Marshall & Ilsley Bank 5% 1/17/17	259	264
RBS Citizens NA 2.5% 3/14/19	404	407
Regions Bank 7.5% 5/15/18	1,282	1,399
TOTAL BANK NOTES
(Cost $7,695)		7,760
	Shares	Value (000s)

Fixed-Income Funds - 9.2%
Fidelity High Income Central Fund 2 (j)	557,684	$59,488
Fidelity Mortgage Backed Securities Central Fund (j)	1,342,280	147,772
TOTAL FIXED-INCOME FUNDS
(Cost $200,094)		207,260

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.40% (k)	79,972,554	79,973
Fidelity Securities Lending Cash Central Fund, 0.44% (k)(l)	7,121,550	7,122
TOTAL MONEY MARKET FUNDS
(Cost $87,095)		87,095
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $2,040,327)		2,268,313
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,670)
NET ASSETS - 100%		$2,259,643

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/46
(Proceeds $629)	$(600)	$(628)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
239 CME E-mini S&P 500 Index Contracts (United States)	June 2016	25,034	$1,079

The face value of futures purchased as a percentage of Net Assets is 1.1%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 21	$(20)	$0	$(20)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $136,000 or 0.0% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,784,000 or 1.8% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,060,000.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
MongoDB, Inc. Series F, 8.00%	10/2/13	$281

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$187
Fidelity High Income Central Fund 2	2,395
Fidelity Mortgage Backed Securities Central Fund	2,336
Fidelity Securities Lending Cash Central Fund	127
Total	$5,045

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$36,370	$23,311	$--	$59,488	7.3%
Fidelity Mortgage Backed Securities Central Fund	109,407	47,340	10,003	147,772	2.2%
Total	$145,777	$70,651	$10,003	$207,260

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$193,536	$192,157	$1,379	$--
Consumer Staples	150,117	150,117	--	--
Energy	105,037	105,037	--	--
Financials	237,673	237,673	--	--
Health Care	216,774	216,774	--	--
Industrials	127,385	127,385	--	--
Information Technology	288,338	287,275	927	136
Materials	54,562	54,562	--	--
Telecommunication Services	33,926	33,926	--	--
Utilities	49,341	49,341	--	--
Corporate Bonds	299,213	--	299,213	--
U.S. Government and Government Agency Obligations	129,095	--	129,095	--
U.S. Government Agency - Mortgage Securities	21,627	--	21,627	--
Asset-Backed Securities	5,104	--	4,995	109
Collateralized Mortgage Obligations	1,940	--	1,940	--
Commercial Mortgage Securities	31,810	--	31,809	1
Municipal Securities	20,720	--	20,720	--
Bank Notes	7,760	--	7,760	--
Fixed-Income Funds	207,260	207,260	--	--
Money Market Funds	87,095	87,095	--	--
Total Investments in Securities:	$2,268,313	$1,748,602	$519,465	$246
Derivative Instruments:
Assets
Futures Contracts	$1,079	$1,079	$--	$--
Total Assets	$1,079	$1,079	$--	$--
Liabilities
Swaps	$(20)	$--	$(20)	$--
Total Liabilities	$(20)	$--	$(20)	$--
Total Derivative Instruments:	$1,059	$1,079	$(20)	$--
Other Financial Instruments:
TBA Sale Commitments	$(628)	$--	$(628)	$--
Total Other Financial Instruments:	$(628)	$--	$(628)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $2,042,945,000. Net unrealized appreciation aggregated $225,368,000, of which $283,110,000 related to appreciated investment securities and $57,742,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016